Consolidated Balance Sheets (USD $)	Jun. 30, 2012	Mar. 31, 2012	Mar. 31, 2011
Current Assets
Cash	$ 4,533,261	$ 602,343	$ 837,457
Accounts receivable	27,179	358,005	29,892
Note receivable		0	2,975
Prepaid expenses	275,103	171,515	122,716
Inventories	6,024,646	6,363,016	0
Deferred share issue costs		0	281,278
Deferred debt issue costs	491,802	312,549	0
Total Current Assets	11,351,991	7,807,428	1,274,318
Property, plant & equipment, net	20,003,682	19,565,395	2,760,330
Reclamation bonds	2,898,359	2,839,559	225,893
Total Assets	34,254,032	30,212,382	4,260,541
Current Liabilities
Accounts payable and accrued liabilities	3,863,407	5,004,298	397,106
Current portion of the long term debt	3,136,500	583,458	0
Note payable	1,084,258	1,376,479	0
Total Current Liabilities	8,084,165	6,964,235	397,106
Asset retirement obligation	1,703,504	1,675,877	51,300
Warrant derivative liability	759,081	137,291	0
Long-term debt	12,759,482	10,198,611	0
Total liabilities	23,306,232	18,976,014	448,406
Commitments & contingencies []	0	0	0
Stockholders' Equity
Common stock	194,103	194,103	96,984
Additional paid-in capital	54,205,021	54,114,438	41,665,952
Accumulated deficit	(43,451,324)	(43,072,173)	(37,950,801)
Total Stockholders' Equity	10,947,800	11,236,368	3,812,135
Total Liabilities and Stockholders' Equity	$ 34,254,032	$ 30,212,382	$ 4,260,541